Goodwill - Schedule of Discounted Cash Flows Model (Details) - Goodwill - Post-tax	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%	0.00%
Discount rate (post-tax)	7.00%	5.80%